UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
THE USAA SHORT-TERM FUND -  SEMI-ANNUAL REPORT FOR PERIOD  ENDING SEPTEMBER 30,
2005

[LOGO OF USAA]
   USAA(R)

                           USAA SHORT-TERM Fund

                                         [GRAPHIC OF USAA SHORT-TERM FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2005                            USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Portfolio of Investments                                                15

    Notes to Portfolio of Investments                                       30

    Financial Statements                                                    31

    Notes to Financial Statements                                           34

EXPENSE EXAMPLE                                                             42

ADVISORY AGREEMENT                                                          44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                  . . . WE BELIEVE MONEY MARKET AND SHORT-TERM
[PHOTO OF CHRISTOPHER W. CLAUS]     BOND INVESTORS MAY LOOK FORWARD TO HIGHER
                                            YIELDS IN THE COMING MONTHS.

                                                         "

                                                                    October 2005
--------------------------------------------------------------------------------

                 Over the years, your USAA fixed-income team has earned a reputation for repeatedly delivering "best-in-class" performance. Our portfolio managers have built their track record on a commitment to risk management, a disciplined approach to income accumulation, and strong fundamental credit analysis. In the months ahead, they will be particularly watchful for inflationary trends. Inflation is an important consideration for most fixed-income investors - specifically, whether inflation will increase, causing interest rates to spike and thereby eroding both purchasing power and investment principal.

                 I believe that we will see an uptick in inflation, largely because of increased energy and commodity prices. Inflation control is a publicly stated goal of the Federal Reserve Board (the Fed), which is likely to use monetary policy (i.e., interest rates) as a tactic. However, unless inflation rises dramatically, the Fed is expected to maintain a measured approach, raising short-term interest rates in quarter-percent increments into early 2006.

                 As a result, we believe money market and short-term bond investors may look forward to higher yields in the coming months. Even if inflation increases, we believe that short-term interest rates - and therefore, yields - could be higher than the inflation rate, which was not the case during much of the last two years when rates were at historically low levels.

                 On the longer end of the yield curve, I believe that interest rates will drift upward, with the 10-year U.S. Treasury rate reaching a range of between 4.75% and 5.00%. Although a spike seems unlikely given the confidence of fixed-income investors that the Fed can control inflation, long-term investors may see a decline in the value of their holdings.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

                 Remember, as interest rates rise, bond prices fall. However, lower bond prices in the near term could be somewhat offset by higher yields.

                 In this environment, we continue to pursue a threefold strategy. First, we seek to generate high current income, which is important for long-term performance. Second, we seek to limit share price volatility by positioning the portfolio at advantageous points along the yield curve. Third, we focus on credit analysis to identify opportunities in the market and determine if they offer adequate reward for their given level of risk.

                 In this environment, investors would be wise to be patient and let their money work for them. Furthermore, as yields rise, investors can make the most of the power of compounding by investing the income they receive from their investments.

                 As always, your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax. o Past performance is no guarantee of future results.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]       FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
         USA 2005                  2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund Awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10-year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]              [PHOTO OF REGINA G. SHAFER]
CLIFFORD A. GLADSON, CFA                    REGINA G. SHAFER, CFA
  USAA Investment Management Company          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2005, TO SEPTEMBER 30, 2005?

                 Your tax-exempt USAA Short-Term Fund provided a total return of 1.38% versus an average of 1.12% for the 66 funds in the Lipper Short Municipal Debt Funds Average. This compares to a 2.80% return for the Lehman Brothers Municipal Bond Index and a 1.29% return for the Lipper Short Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 2.93%, compared to the 2.21% of the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 Since June 2004, the Federal Reserve Board (the Fed) reversed its very accommodative monetary policy and raised the federal funds rate 11 times from 1% to 3.75%. Four of these 0.25% increases came within the six-month reporting period.

                 However, while the Fed controls short-term rates, the credit market sets longer-term rates. Longer rates have not increased significantly, indicating that bond investors expect the Fed to keep inflation in check. For example, during the last six months, the yield on a 5-year AAA general obligation (GO) bond remained virtually unchanged - down 0.03%.

                 In the municipal market, overall credit quality is stable as state and local governments continue to see a steady increase in tax revenues.

                 REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 GO BOND DATA ACCORDING TO BLOOMBERG L.P.'S "MUNICIPAL INTER-MARKET YIELD HISTORY."

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW DO YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

                 In a bond fund, share price volatility is measured by the degree of interest-rate sensitivity of its portfolio of bonds. When interest rates rise, the price of a bond falls, and conversely when interest rates fall, the price of a bond rises.

                 We try to offset the negative effects of rising rates with variable-rate demand notes (VRDNs). They possess a "demand"
                 feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less. The price of VRDNs remains at par despite fluctuations in interest rates, so they can help reduce the volatility of a fund's share price and benefit from a rising-interest-rate environment.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                 The Fund ended the period with a weighted  average  maturity of
                 1.6 years. To manage credit risk, we remain well diversified with more than 250 issues that are monitored by USAA's team of seasoned credit analysts. In addition, in areas subject to periodic natural disasters, we typically purchase issues with bond insurance to minimize the risk to the Fund.

                 We continue to avoid issues subject to the alternative minimum tax.

WHAT IS YOUR OUTLOOK?

                 We think that the supply pressures on gas prices and the demand for building supplies will be offset by a slowing economy as the Fed continues to raise short-term interest rates. Consequently, we believe that as long as the credit markets have confidence in the Fed's willingness to keep inflation under control, long-term interest rates should remain near or at current levels. As short-term rates continue to rise over the coming months, we plan to use the opportunity to generate more tax-exempt income for our shareholders.

                 We appreciate your trust and will continue to work hard on your behalf.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA SHORT-TERM FUND

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
    out of 81 municipal national short-term bond funds for the period ending
                               September 30, 2005:

                                 OVERALL RATING
                                   *  *  *  *

      3-YEAR                        5-YEAR                        10-YEAR
      * * * *                       * * *                         * * * *
  out of 81 funds               out of 66 funds               out of 44 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable)
     Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA SHORT-TERM FUND

    -----------------------  ----------------------   -----------------------
    [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]
          TOTAL RETURN          CONSISTENT RETURN           PRESERVATION
    ----------------------   ----------------------   -----------------------

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 45 funds, and for Preservation among 3,997 fixed-income funds within the Lipper Short Municipal Debt Funds category for the overall period ending September 30, 2005. The Fund received a Lipper Leader rating for Total Return among 45, 36, and 25 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 45, 36, AND 21 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF SEPTEMBER 30, 2005. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 3,997, 3,350, AND 2,068 FIXED-INCOME FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF
APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

---------------------------------------------------------------------------------------------
                                                         9/30/05                 3/31/05
---------------------------------------------------------------------------------------------
Net Assets                                           $1,216.2 Million        $1,282.8 Million
Net Asset Value Per Share                                 $10.66                  $10.68
Tax-Exempt Dividends Per Share Last 12 Months             $0.313                  $0.280
Capital Gain Distributions Per Share Last 12 Months          -                       -

---------------------------------------------------------------------------------------------
                                                         9/30/05                 3/31/05
---------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity              1.6 Years               1.8 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/05
--------------------------------------------------------------------------------

3/31/05 TO 9/30/05                                   30-DAY SEC YIELD
     1.38%**                                              2.78%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2005

---------------------------------------------------------------------------------------------
                    TOTAL RETURN        =      DIVIDEND RETURN        +        PRICE CHANGE
---------------------------------------------------------------------------------------------
10 YEARS                4.04%           =           3.98%             +             0.06%
5 YEARS                 3.56%           =           3.30%             +             0.26%
1 YEAR                  1.72%           =           2.92%             +            (1.20%)

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2005

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                 -----------------------------------------------------------------
                   TOTAL RETURN          DIVIDEND RETURN     CHANGE IN SHARE PRICE
                 -----------------------------------------------------------------
9/30/1996             4.51%                   4.79%                 -0.28%
9/30/1997             5.95                    4.72                   1.23
9/30/1998             5.62                    4.69                   0.93
9/30/1999             2.06                    4.47                  -2.41
9/30/2000             4.51                    4.70                  -0.19
9/30/2001             6.89                    4.51                   2.38
9/30/2002             4.74                    3.63                   1.11
9/30/2003             2.97                    2.97                   0.00
9/30/2004             1.57                    2.49                  -0.92
9/30/2005             1.72                    2.92                  -1.20

                                [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
 TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Short-Term Fund's Dividend Return on Page 9,
and assuming marginal federal tax rates of: 25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                DIVIDEND
PERIOD           RETURN
------          --------
10 Years         3.98%                      5.31%    5.53%    5.94%    6.12%
5 Years          3.30%                      4.40%    4.58%    4.93%    5.08%
1 Year           2.92%                      3.89%    4.06%    4.36%    4.49%


To match the USAA Short-Term Fund's closing 30-day SEC Yield of 2.78%,
A FULLY TAXABLE INVESTMENT MUST PAY:        3.71%    3.86%    4.15%    4.28%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS            USAA              LIPPER SHORT          LIPPER SHORT
                     MUNICIPAL            SHORT-TERM          MUNICIPAL DEBT        MUNICIPAL DEBT
                    BOND INDEX               FUND               FUNDS INDEX          FUNDS AVERAGE
                  --------------          ----------          --------------        --------------
 9/30/1995           $10,000.00           $10,000.00            $10,000.00            $10,000.00
10/31/1995            10,145.37            10,060.25             10,053.27             10,047.39
11/30/1995            10,313.92            10,129.20             10,111.29             10,108.18
12/31/1995            10,412.92            10,167.87             10,153.14             10,149.35
 1/31/1996            10,491.60            10,220.11             10,217.83             10,213.35
 2/29/1996            10,420.74            10,220.98             10,231.14             10,227.32
 3/31/1996            10,287.61            10,209.17             10,196.90             10,207.71
 4/30/1996            10,258.43            10,231.61             10,207.14             10,218.75
 5/31/1996            10,254.53            10,252.00             10,229.62             10,239.90
 6/30/1996            10,366.29            10,308.04             10,267.92             10,275.98
 7/31/1996            10,460.08            10,358.94             10,319.66             10,322.77
 8/31/1996            10,457.73            10,390.00             10,340.46             10,345.60
 9/30/1996            10,603.88            10,450.57             10,390.35             10,399.17
10/31/1996            10,723.72            10,519.45             10,449.93             10,457.28
11/30/1996            10,920.15            10,597.39             10,515.25             10,526.13
12/31/1996            10,874.04            10,618.87             10,531.76             10,542.16
 1/31/1997            10,894.62            10,648.88             10,571.78             10,577.74
 2/28/1997            10,994.66            10,708.87             10,616.87             10,624.16
 3/31/1997            10,847.99            10,688.81             10,597.97             10,593.98
 4/30/1997            10,938.91            10,740.30             10,634.53             10,632.04
 5/31/1997            11,103.56            10,811.66             10,697.99             10,697.52
 6/30/1997            11,221.83            10,875.56             10,755.02             10,752.77
 7/31/1997            11,532.63            10,999.08             10,838.79             10,843.49
 8/31/1997            11,424.52            10,996.82             10,840.90             10,842.16
 9/30/1997            11,559.99            11,072.33             10,901.17             10,902.96
10/31/1997            11,634.49            11,114.36             10,941.56             10,942.38
11/30/1997            11,703.01            11,164.14             10,976.13             10,975.46
12/31/1997            11,873.65            11,240.68             11,039.36             11,037.28
 1/31/1998            11,996.09            11,302.52             11,097.00             11,094.16
 2/28/1998            11,999.74            11,333.81             11,126.97             11,122.50
 3/31/1998            12,010.42            11,367.26             11,155.29             11,145.45
 4/30/1998            11,956.23            11,347.57             11,157.04             11,142.30
 5/31/1998            12,145.37            11,441.77             11,223.84             11,214.80
 6/30/1998            12,193.31            11,488.47             11,263.46             11,254.48
 7/31/1998            12,223.79            11,521.41             11,302.06             11,287.01
 8/31/1998            12,412.66            11,618.65             11,379.77             11,369.68
 9/30/1998            12,567.41            11,694.96             11,435.37             11,431.72
10/31/1998            12,567.15            11,727.39             11,477.85             11,471.15
11/30/1998            12,611.18            11,751.98             11,502.81             11,492.99
12/31/1998            12,642.96            11,797.39             11,544.86             11,534.75
 1/31/1999            12,793.28            11,849.73             11,605.91             11,600.43
 2/28/1999            12,737.53            11,859.25             11,620.81             11,608.77
 3/31/1999            12,754.98            11,873.69             11,643.22             11,627.28
 4/30/1999            12,786.77            11,918.04             11,675.21             11,656.87
 5/31/1999            12,712.78            11,914.24             11,681.52             11,660.38
 6/30/1999            12,529.90            11,862.02             11,651.27             11,617.56
 7/31/1999            12,575.49            11,903.98             11,692.14             11,653.88
 8/31/1999            12,474.67            11,903.33             11,699.54             11,655.69
 9/30/1999            12,479.88            11,935.89             11,730.97             11,684.50
10/31/1999            12,344.67            11,931.79             11,738.73             11,689.11
11/30/1999            12,475.97            11,990.82             11,779.52             11,728.38
12/31/1999            12,382.96            11,991.16             11,784.26             11,730.17
 1/31/2000            12,329.04            11,980.40             11,792.16             11,731.47
 2/29/2000            12,472.32            12,036.49             11,832.53             11,775.69
 3/31/2000            12,744.82            12,116.68             11,888.88             11,834.36
 4/30/2000            12,669.53            12,125.57             11,905.05             11,845.37
 5/31/2000            12,603.62            12,143.90             11,924.90             11,857.67
 6/30/2000            12,937.61            12,273.69             12,014.55             11,959.34
 7/31/2000            13,117.63            12,367.85             12,085.91             12,036.10
 8/31/2000            13,319.79            12,451.40             12,152.58             12,103.87
 9/30/2000            13,250.49            12,474.43             12,180.73             12,128.67
10/31/2000            13,395.08            12,536.98             12,233.96             12,178.92
11/30/2000            13,496.42            12,585.44             12,276.09             12,218.07
12/31/2000            13,829.88            12,714.37             12,366.37             12,325.36
 1/31/2001            13,966.92            12,846.95             12,472.44             12,446.05
 2/28/2001            14,011.21            12,893.92             12,514.26             12,486.22
 3/31/2001            14,136.78            12,963.11             12,577.11             12,553.09
 4/30/2001            13,983.59            12,939.84             12,587.75             12,554.93
 5/31/2001            14,134.17            13,035.81             12,670.11             12,642.14
 6/30/2001            14,228.74            13,105.72             12,719.95             12,690.93
 7/31/2001            14,439.50            13,202.47             12,790.05             12,766.45
 8/31/2001            14,677.35            13,307.40             12,872.92             12,857.74
 9/30/2001            14,628.11            13,334.05             12,902.91             12,897.49
10/31/2001            14,802.40            13,403.54             12,961.02             12,953.73
11/30/2001            14,677.61            13,372.36             12,949.06             12,930.49
12/31/2001            14,538.76            13,362.41             12,958.62             12,940.73
 1/31/2002            14,790.94            13,452.32             13,031.79             13,022.15
 2/28/2002            14,969.13            13,542.54             13,096.17             13,089.60
 3/31/2002            14,675.79            13,431.08             13,022.37             12,985.40
 4/30/2002            14,962.62            13,571.27             13,118.34             13,100.12
 5/31/2002            15,053.54            13,614.05             13,161.36             13,150.20
 6/30/2002            15,212.72            13,700.89             13,226.67             13,226.23
 7/31/2002            15,408.37            13,790.11             13,289.75             13,295.81
 8/31/2002            15,593.60            13,868.90             13,339.90             13,354.28
 9/30/2002            15,935.14            13,968.55             13,395.59             13,414.61
10/31/2002            15,670.97            13,878.90             13,332.94             13,351.18
11/30/2002            15,605.84            13,905.05             13,363.17             13,375.60
12/31/2002            15,935.13            14,031.22             13,460.44             13,487.94
 1/31/2003            15,894.75            14,054.72             13,489.74             13,509.10
 2/28/2003            16,116.98            14,153.81             13,558.93             13,575.86
 3/31/2003            16,126.62            14,161.43             13,549.98             13,566.10
 4/30/2003            16,233.17            14,196.08             13,579.58             13,597.49
 5/31/2003            16,613.27            14,310.08             13,657.55             13,676.04
 6/30/2003            16,542.67            14,315.41             13,669.91             13,675.12
 7/31/2003            15,963.79            14,189.04             13,613.16             13,595.37
 8/31/2003            16,082.85            14,234.41             13,644.81             13,629.49
 9/30/2003            16,555.69            14,382.89             13,734.31             13,735.47
10/31/2003            16,472.33            14,375.20             13,726.79             13,718.39
11/30/2003            16,644.01            14,416.58             13,747.47             13,738.27
12/31/2003            16,781.82            14,447.96             13,766.57             13,756.82
 1/31/2004            16,877.95            14,491.38             13,804.24             13,787.73
 2/29/2004            17,131.96            14,586.21             13,856.63             13,854.20
 3/31/2004            17,072.30            14,548.41             13,840.61             13,834.01
 4/30/2004            16,667.98            14,433.09             13,768.72             13,747.69
 5/31/2004            16,607.54            14,408.13             13,751.05             13,720.40
 6/30/2004            16,667.98            14,424.32             13,764.70             13,728.75
 7/31/2004            16,887.33            14,494.97             13,816.62             13,787.35
 8/31/2004            17,225.75            14,591.31             13,893.29             13,865.92
 9/30/2004            17,317.19            14,608.50             13,903.16             13,871.30
10/31/2004            17,466.21            14,640.74             13,930.66             13,893.15
11/30/2004            17,322.14            14,605.09             13,895.73             13,858.44
12/31/2004            17,533.68            14,666.91             13,946.76             13,902.99
 1/31/2005            17,697.55            14,684.41             13,948.28             13,904.62
 2/28/2005            17,638.67            14,677.27             13,947.35             13,892.10
 3/31/2005            17,527.43            14,657.17             13,942.73             13,871.37
 4/30/2005            17,803.84            14,709.30             13,974.73             13,914.13
 5/31/2005            17,929.67            14,747.64             14,007.00             13,937.97
 6/30/2005            18,040.91            14,799.68             14,057.72             13,988.73
 7/31/2005            17,959.37            14,796.22             14,061.08             13,985.13
 8/31/2005            18,140.69            14,848.65             14,102.58             14,018.08
 9/30/2005            18,018.50            14,862.46             14,121.99             14,029.81

                                   [END CHART]

                 DATA FROM 9/30/95 THROUGH 9/30/05.

The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the following benchmarks:

                 THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.

                 THE LIPPER SHORT MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THE LIPPER SHORT MUNICIPAL DEBT FUNDS CATEGORY.

                 THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL SHORT-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

             12-MONTH DIVIDEND YIELD COMPARISON

       [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                           USAA               LIPPER SHORT
                        SHORT-TERM           MUNICIPAL DEBT
                           FUND               FUNDS AVERAGE
                        ----------           ---------------
9/30/1996                  4.71%                  4.14%
9/30/1997                  4.54                   4.10
9/30/1998                  4.52                   3.88
9/30/1999                  4.55                   3.72
9/30/2000                  4.61                   3.96
9/30/2001                  4.29                   3.86
9/30/2002                  3.48                   2.90
9/30/2003                  2.92                   2.16
9/30/2004                  2.49                   1.99
9/30/2005                  2.93                   2.21

                        [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/96 TO 9/30/05.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------------
                 TOP 10 INDUSTRIES
                 (% of Net Assets)
-----------------------------------------------------

Electric Utilities                              17.2%
Escrowed Bonds                                   9.4%
Hospital                                         7.5%
Special Assessment/Tax/Fee                       7.1%
Nursing/CCRC                                     6.8%
General Obligation                               6.0%
Education                                        5.3%
Appropriated Debt                                4.8%
Multifamily Housing                              3.1%
Community Service                                2.7%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-29.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                PORTFOLIO RATINGS MIX
                      9/30/05

        [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                             23%
AA                                               9%
A                                               22%
BBB                                             13%
BB                                               4%
Short-Term Instruments                          29%

                 [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.4%, 0.6%, and 1.5%, respectively, of the Fund's investments and are included in the appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-29.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies:
                     JPMorgan Chase Bank, N.A., Morgan Stanley, or Wells Fargo Bank, N.A.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following companies: American International Group Inc., Connecticut General Life Insurance, Continental Casualty Co., Montana Board of Investments, or Texas Permanent School Fund.

              (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              ETM     Escrowed to final maturity

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              IDB     Industrial Development Board

              IDRB    Industrial Development Revenue Bond

              ISD     Independent School District

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              PCRB    Pollution Control Revenue Bond

              PRE     Prerefunded to a date prior to maturity

              RB      Revenue Bond

              SAVRS   Select Auction Variable Rate Securities

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (43.4%)

             ALABAMA (0.2%)
  $ 2,000    Mobile IDB PCRB, Series A                               4.65%     12/01/2011    $    2,054
    1,000    Prattville Industrial Development PCRB,
                Series 1998                                          4.90       9/01/2008         1,033

             ALASKA (0.5%)
    6,500    North Slope Borough GO, Series 1998A (INS)              4.60(a)    6/30/2008         5,950

             ARIZONA (1.3%)
             Arizona Health Facilities Auth. RB,
    1,495       Series 2004A                                         4.00       4/01/2010         1,513
    1,350       Series 2004A                                         4.00       4/01/2012         1,355
    3,500    Prescott Health Care Facility IDA RB,
                Series 2001                                          4.50      10/17/2006         3,535
   10,000    Transportation Board RB, Series 2002                    5.00      12/15/2005        10,046

             COLORADO (0.7%)
    1,145    Beacon Point Metropolitan District RB,
                Series 2005B (LOC - Compass Bank)                    4.38      12/01/2015         1,142
             Denver Health and Hospital Auth. RB,
    1,180       Series 1998A                                         5.13      12/01/2006         1,201
    1,250       Series 1998A                                         5.25      12/01/2007         1,291
    1,250       Series 1998A                                         5.25      12/01/2008         1,303
      150       Series 2001A                                         5.25      12/01/2006           153
      370       Series 2001A                                         5.25      12/01/2007           382
    2,570    High Plains Metropolitan District RB,
                Series 2005B (LOC - Compass Bank)                    4.38      12/01/2015         2,563

             CONNECTICUT (0.2%)
             Mashantucket (Western) Pequot Tribe RB,
    1,235       Series 1996A (ETM)(c)                                6.50       9/01/2006         1,275
    1,265       Series 1996A(c)                                      6.50       9/01/2006         1,296

             HAWAII (0.4%)
    4,720    Honolulu GO, Series 1999C (INS)                         5.00       7/01/2008         4,953

             IDAHO (0.2%)
             Health Facilities Auth. RB,
      860       Series 1998 (ETM)                                    5.38       5/01/2006           869
      950       Series 1998 (ETM)                                    5.38       5/01/2007           975
    1,005       Series 1998 (ETM)                                    5.38       5/01/2008         1,043

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             ILLINOIS (4.4%)
  $20,000    Chicago Board of Education GO,
                Series 1999A (INS)                                   4.50%(a)  12/01/2009    $   17,344
    2,515    Chicago Special Assessment
                Improvement Bonds, Series 2002                       6.13      12/01/2012         2,714
             Chicago Water RB,
    2,965       Series 1997 (ETM)(INS)                               5.00(a)   11/01/2005         2,958
   13,300       Series 1997 (INS)                                    5.00(a)   11/01/2005        13,268
             Health Facilities Auth. RB,
      920       Series 2001 (Decatur Memorial Hospital)              4.38      10/01/2006           930
      990       Series 2001 (Decatur Memorial Hospital)              4.50      10/01/2007         1,011
      945       Series 2001A (Edward Hospital) (INS)                 4.10       2/15/2006           949
    1,925       Series 2001A (Edward Hospital) (INS)                 4.20       2/15/2007         1,954
    2,000       Series 2001A (Edward Hospital) (INS)                 4.25       2/15/2008         2,046
    1,195       Series 2001A (Edward Hospital) (INS)                 5.00       2/15/2009         1,258
    8,000    Pingree Grove, Special Tax Bonds,
                Series 05-1                                          5.25       3/01/2015         8,091
      537    Sangamon County RB (MLO)
                (acquired 6/29/1999; cost $537)(b)                   5.05      12/15/2005           538

             INDIANA (0.6%)
    3,000    Health Facility Financing Auth. RB,
                Series 1999A (INS)                                   5.00      11/01/2009         3,185
    3,750    Port Commission RB                                      4.10       5/01/2012         3,792

             IOWA (0.6%)
    4,850    Clinton Refunding IDRB, Series 2000                     5.80      11/01/2005         4,862
    2,000    Dubuque PCRB, Series 1998                               2.50      11/01/2005         1,998
    1,000    Lansing PCRB, Series 1998                               3.60      11/01/2008           982

             KANSAS (0.2%)
    2,000    La Cygne Environmental Improvement RB,
                Series 2005 (INS)                                    4.05       3/01/2015         1,992

             LOUISIANA (1.8%)
    3,600    Calcasieu Parish IDB RB, Series 2001                    4.80      12/01/2006         3,645
             Jefferson Parish School Board RB,
    3,170       Series 1998 (INS)                                    4.80(a)    9/01/2007         2,958
    2,090       Series 1998 (INS)                                    4.90(a)    3/01/2008         1,911
             Plaquemines Port, Harbor, and Terminal
                District RB,
    5,250       Series 1985B                                         5.00       9/01/2007         5,269
    8,000       Series 1985C                                         5.00       9/01/2007         8,030

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             MARYLAND (0.6%)
  $ 6,830    Health and Higher Education Facilities Auth.
                RB (MLO), Series 2003C (acquired
                3/05/2003; cost $6,830)(b)                           5.00%      2/01/2013    $    7,239

             MASSACHUSETTS (2.2%)
             Commonwealth GO,
   12,575       Series 2000B (ETM)                                   5.50       6/01/2008        13,290
    1,425       Series 2000B (ETM)                                   5.50       6/01/2008         1,506
             Health and Educational Facilities Auth. RB,
    3,445       Series 1998B (INS)                                   5.00       7/01/2006         3,489
    3,645       Series 1998B (INS)                                   5.25       7/01/2007         3,758
    1,640       Series 1998B (INS)                                   5.25       7/01/2008         1,712
             Port Auth. RB,
    1,540       Series 2003A (INS)                                   5.00       7/01/2010         1,654
    1,230       Series 2003A (INS)                                   5.00       7/01/2012         1,337

             MICHIGAN (0.7%)
             Hospital Finance Auth. RB, Genesys
                Health System Medical Center,
    2,500       Series 1998A (ETM)                                   5.50      10/01/2006         2,563
    1,500       Series 1998A (ETM)                                   5.50      10/01/2007         1,571
    1,000       Series 1998A (ETM)                                   5.50      10/01/2008         1,067
    3,400    Wayne County COP (INS)                                  5.63       5/01/2011         3,626

             MINNESOTA (0.4%)
             St. Paul Housing and Redevelopment
                Auth. Hospital RB,
    1,485       Series 1997A                                         5.20      11/01/2005         1,487
    1,560       Series 1997A                                         5.30      11/01/2006         1,583
    1,645       Series 1997A                                         5.35      11/01/2007         1,688

             MISSISSIPPI (2.4%)
   13,000    Adams County PCRB, Series 1994A                         5.50      12/01/2005        13,060
    1,950    Hospital Equipment and Facilities Auth. RB,
                Series 2000 (ETM)                                    5.75      12/01/2005         1,959
             Jones County Hospital RB,
    1,000       Series 1997                                          5.00      12/01/2005         1,001
    1,050       Series 1997                                          5.00      12/01/2006         1,056
    1,105       Series 1997                                          5.10      12/01/2007         1,116
    1,155       Series 1997                                          5.20      12/01/2008         1,165
    9,790    Lafayette County Hospital RB,
                Series 1997 (ETM)                                    5.50       3/01/2009        10,218

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             MISSOURI (0.7%)
  $ 9,000    Kansas City IDA PCRB, Series 2002                       4.50%      4/01/2006    $    8,939

             NEBRASKA (0.4%)
             Investment Finance Auth. Hospital RB,
      465       Series 1997 (INS)                                    4.90      11/15/2005           466
      440       Series 1997 (INS)                                    5.00      11/15/2006           448
      410       Series 1997 (INS)                                    5.00      11/15/2007           424
      505       Series 1997 (INS)                                    5.05      11/15/2008           526
    2,570    O'Neil IDRB, Series 2001                                4.80       5/01/2009         2,682

             NEW JERSEY (0.2%)
    2,500    Economic Development Auth. RB,
                Series 2004                                          5.00       6/15/2008         2,594

             NEW MEXICO (1.1%)
             Jicarilla Apache Nation RB,
      700       Series 2003A(c)                                      4.00       9/01/2008           709
    1,500       Series 2003A(c)                                      5.00       9/01/2011         1,588
    1,850       Series 2003A(c)                                      5.00       9/01/2013         1,954
             Sandoval County Incentive Payment RB,
    7,500       Series 2004 (ETM)                                    4.25      12/01/2006         7,619
    1,335       Series 2005                                          4.00       6/01/2015         1,315

             NEW YORK (9.7%)
    3,255    Albany IDA RB, Series 2002A                             5.25       7/01/2008         3,373
    7,000    Convention Center Operating Corp. COP                   5.25       6/01/2008         7,198
    1,740    Dormitory Auth. RB, Community
                Enhancement Facilities, Series 1999B                 4.00       4/01/2006         1,749
    5,000    Dormitory Auth. RB, Good Samaritan
                Hospital, Series 1998A (ETM)(INS)                    5.50       7/01/2009         5,414
   20,360    Long Island Power Auth. RB,
                Series 2000A (ETM)(INS)                              5.15(a)    6/01/2006        19,982
    3,500    Municipal Bond Bank Agency RB,
                Series 2003C                                         5.25      12/01/2009         3,758
   10,000    Nassau County Interim Finance Auth.
                Refunding Bonds, Series 2003B (INS)                  4.00      11/15/2008        10,269
             New York City GO,
       40       Series 1998F (ETM)                                   5.50       8/01/2006            41
    4,860       Series 1998F                                         5.50       8/01/2006         4,969
    6,420       Series 1998F                                         5.50       8/01/2007         6,711
    1,085       Series 1999H (ETM)                                   5.00       3/15/2008         1,136
    1,915       Series 1999H                                         5.00       3/15/2008         2,002

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
  $ 3,750       Series 2001A (ETM)                                   5.00%      5/15/2007    $    3,871
    3,940       Series 2001A (ETM)                                   5.00       5/15/2008         4,136
             New York City Transitional Finance Auth. RB,
    2,150       Series 1999A (ETM)                                   5.00       8/15/2008         2,267
    7,850       Series 1999A (economically defeased)                 5.00       8/15/2008         8,277
    2,000    Thruway Auth. Highway and Bridge
                Service Contract Bonds, Series 2003A                 5.00       3/15/2010         2,138
             Thruway Auth. Highway and Bridge Trust
                Fund Bonds,
   10,000       Series 1999B (ETM)(INS)                              5.00       4/01/2008        10,477
    7,650       Series 2000B (ETM)(INS)                              5.50       4/01/2008         8,107
    9,500    Tobacco Settlement Financing Corp. RB,
                Series 2003A-1                                       5.00       6/01/2010        10,115
    2,015    Ulster County IDA RB, Series 1999
                (LOC - Manufacturers & Traders Trust Co.)            5.20      11/15/2009         2,120

             OHIO (0.2%)
             Franklin County Health Care Facilities RB,
    1,000       Series 1997                                          5.10       7/01/2006         1,010
      475       Series 1997                                          5.15       7/01/2007           486
      600       Series 1997                                          5.25       7/01/2008           622

             OKLAHOMA (0.6%)
      510    Holdenville Industrial Auth. RB,
                Series 1995 (ETM)                                    6.35       7/01/2006           523
    6,000    State GO, Series 2003A (INS)                            5.00       7/15/2010         6,455

             PENNSYLVANIA (0.7%)
    4,400    East Hempfield Township IDA RB,
                Series 1985                                          5.25      12/01/2005         4,413
    3,990    Hampden IDA RB, Series 1999                             4.70       1/01/2007         4,066

             PUERTO RICO (2.0%)
   24,000    Government Development Bank CP                          3.55       1/24/2006        24,012

             SOUTH DAKOTA (0.2%)
    1,950    Sioux Falls Health Care Facilities RB,
                Series 2001                                          4.50      10/01/2006         1,972

             TENNESSEE (0.1%)
    1,415    Springfield Hospital RB, Series 1998                    4.90       8/01/2008         1,436

             TEXAS (8.7%)
    1,675    Affordable Housing Corp. RB,
                Series 2002A (INS)                                   4.05       9/01/2007         1,684

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
  $ 3,235    Austin Higher Education Auth. RB,
                Series 1998                                          4.80%      8/01/2009    $    3,329
             Bexar County Limited Tax GO,
    1,800       Series 1999                                          4.35(a)    6/15/2006         1,764
    3,355       Series 1999                                          4.45(a)    6/15/2007         3,177
             Duncanville ISD GO,
    2,095       Series 2001A (NBGA)                                  4.31(a)    2/15/2007         2,009
    2,095       Series 2001A (NBGA)                                  4.42(a)    2/15/2008         1,943
   13,100    Gulf Coast Waste Disposal Auth. RB,
                Series 2001                                          4.20      11/01/2006        13,199
      750    Harlandale ISD School Refunding Bonds,
                Series 2000 (NBGA)                                   5.10(a)    8/15/2008           684
             Harrison County Health Facilities
                Development Corp. RB,
    1,010       Series 1998 (INS)                                    4.80       1/01/2006         1,014
    1,055       Series 1998 (INS)                                    4.80       1/01/2007         1,072
    1,110       Series 1998 (INS)                                    4.90       1/01/2008         1,141
             Hidalgo County Health Services Corp. RB,
    1,090       Series 2005                                          4.00       8/15/2008         1,092
      190       Series 2005                                          5.00       8/15/2010           197
    3,000    Houston ISD GO, Series 1999A (NBGA)                     4.55(a)    2/15/2009         2,678
             Houston ISD Public Facility Corp. RB (MLO),
    3,885       Series 1998A (INS)                                   4.85(a)    9/15/2007         3,654
    3,885       Series 1998A (INS)                                   4.90(a)    9/15/2008         3,527
    4,805       Series 1998B (INS)                                   4.85(a)    9/15/2007         4,516
    5,260       Series 1998B (INS)                                   4.90(a)    9/15/2008         4,775
    2,980    Lewisville RB, Series 1998 (INS)                        5.00       9/01/2010         3,133
    8,150    Plano ISD GO, Series 2001 (NBGA)                        4.42(a)    2/15/2008         7,556
   20,000    Public Finance Auth. RB, Series 2003A (INS)             5.00      12/15/2008        21,118
   15,000    Turnpike Auth. RB, Series 2002                          5.00       6/01/2008        15,701
             Wylie ISD GO,
    1,580       Series 2001 (ETM)(NBGA)                              4.29(a)    8/15/2007         1,490
      800       Series 2001 (NBGA)                                   4.29(a)    8/15/2007           755
      710       Series 2001 (ETM)(NBGA)                              4.40(a)    8/15/2008           646
      675       Series 2001 (NBGA)                                   4.40(a)    8/15/2008           615
    1,225       Series 2001 (ETM)(NBGA)                              4.50(a)    8/15/2009         1,075
    2,155       Series 2001 (NBGA)                                   4.50(a)    8/15/2009         1,890

             U.S. VIRGIN ISLANDS (0.2%)
    2,770    Public Finance Auth. RB, Series 2003A                   4.00      10/01/2007         2,803

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             VIRGINIA (0.6%)
  $ 3,000    Chesterfield County IDA PCRB, Series 1987C              4.95%     12/01/2007    $    3,023
             Newport News IDA IDRB,
    1,650       Series 2000                                          5.50       9/01/2006         1,690
    2,000       Series 2000                                          5.50       9/01/2008         2,132

             WISCONSIN (0.6%)
             Health and Educational Facilities Auth. RB,
      410       Series 1997                                          5.10      12/15/2005           411
      430       Series 1997                                          5.20      12/15/2006           430
      455       Series 1997                                          5.25      12/15/2007           456
      475       Series 1997                                          5.30      12/15/2008           475
    6,885    Kenosha GO, Series 1998B (ETM)(INS)                     4.50(a)   10/15/2008         6,228
                                                                                             ----------
             Total fixed-rate instruments (cost: $519,937)                                      528,213
                                                                                             ----------
             PUT BONDS (28.3%)

             ARIZONA (0.8%)
   10,000    Maricopa County PCRB, Series 2000B                      2.90       6/01/2035         9,678

             CALIFORNIA (3.3%)
    6,190    Fresno MFH RB, Series 1997A                             4.88       1/01/2028         6,327
    3,000    Health Facilities Financing Auth. RB,
                Series 2004H                                         4.45       7/01/2026         3,076
             Pollution Control Financing Auth. RB,
   11,000       Series 1985A                                         2.00       3/01/2008        10,923
    8,000       Series 1986D                                         2.00       2/28/2008         7,944
             Statewide Communities Development Auth. RB,
    5,000       Series 1999F                                         5.30       6/01/2029         5,211
    7,000       Series 2002D                                         4.35      11/01/2036         7,108

             COLORADO (1.0%)
    3,000    Health Facilities Auth. RB, Series 2004B                3.75       6/01/2034         2,985
   10,000    Regional Transportation District COP (MLO),
                Series 2002A (INS)                                   2.30      12/01/2022         9,832

             FLORIDA (2.5%)
    5,000    Highlands County Health Facilities Auth. RB,
                Series 2002                                          3.95      11/15/2032         4,951
   19,390    Hillsborough County IDA PCRB                            4.00       5/15/2018        19,582
    3,000    Miami-Dade County School Board COP,
                Series 2003A (INS)                                   5.00       8/01/2027         3,149
    2,500    Univ. Athletic Association, Inc. RB,
                Series 2001 (LOC - SunTrust Bank)                    2.80      10/01/2031         2,456

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             GEORGIA (0.9%)
  $10,000    Municipal Electric Auth. Subordinated Bonds,
                Series 2003B (INS)                                   5.00%      1/01/2026    $   10,512

             ILLINOIS (1.1%)
             Educational Facilities Auth. RB,
    1,250       Series 1998A                                         4.13       3/01/2030         1,246
   12,000       Series 2000A                                         3.65       3/01/2034        11,992

             INDIANA (1.9%)
   10,000    Development Finance Auth. PCRB,
                Series 1998A                                         4.75       3/01/2025        10,056
             Rockport PCRB,
    7,500       Series 2002A                                         4.90       6/01/2025         7,669
    6,000       Series 2003C                                         2.63       4/01/2025         5,931

             IOWA (0.7%)
    8,500    Chillicothe PCRB, Series 1998                           3.60      11/01/2023         8,351

             LOUISIANA (0.4%)
    5,000    Offshore Terminal Auth. RB, Series 2001                 3.65      10/01/2021         4,967

             MASSACHUSETTS (0.8%)
    9,955    Health and Educational Facilities Auth. RB,
                Series A (LOC - KBC Bank, N.V.)                      4.50      10/01/2026        10,004

             MICHIGAN (1.4%)
             Hospital Finance Auth. RB,
    5,000       Series 1999A                                         5.30      11/15/2033         5,125
    5,000       Series 1999A                                         5.20      11/15/2033         5,014
    6,980    State COP (MLO), Series 2004A (INS)                     5.00       9/01/2031         7,441

             MONTANA (0.6%)
    6,810    State Board of Investments RB,
                Series 1994 (NBGA)                                   2.60       3/01/2009         6,794

             NEW MEXICO (1.7%)
             Farmington PCRB,
    3,000       Series 2002A (INS)                                   4.00       6/01/2032         3,024
   18,000       Series 2003B                                         2.10       4/01/2033        17,845

             NEW YORK (1.5%)
    9,400    Brookhaven IDA RB, Series 2001                          4.38      11/01/2031         9,480
    8,000    Urban Development Corp. RB, Series 2003A                5.25       1/01/2021         8,453

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             OHIO (1.1%)
  $ 5,000    Air Quality Development Auth. PCRB,
                Series 2002A                                         3.50%      1/01/2029    $    4,997
    2,015    Allen County Economic Development RB,
                Series 1998 (LOC - National City Bank)               3.00       4/15/2018         1,998
    6,000    Water Development Auth. PCRB, Series 1999               3.35       6/01/2033         5,994

             PENNSYLVANIA (0.4%)
    5,000    Derry Township Industrial and Commercial
                Development Auth. RB, Series 2000A
                (LOC - PNC Bank, N.A.)                               4.88      11/01/2030         5,003

             RHODE ISLAND (0.2%)
    2,345    Health and Educational Building Corp. RB,
                Series 2003B (LOC - Citizens Bank of
                Rhode Island)                                        2.55       9/15/2033         2,310

             SOUTH DAKOTA (0.6%)
    7,270    Rapid City Health Facility RB, Series 2001              4.50      11/01/2021         7,346

             TEXAS (5.6%)
             Brazos River Harbor Navigation RB,
    8,500       Series 1991                                          2.80      10/01/2011         8,500
   15,000       Series 2002B-2                                       4.75       5/15/2033        15,362
             Lewisville RB,
    7,120       Series 1996 (PRE)(LOC - Wells
                Fargo Bank, N.A.)                                    5.00       5/01/2021         7,134
    3,000       Series 2001 (PRE)(LOC - Wells Fargo
                Bank, N.A.)                                          4.13       5/01/2031         3,038
             Port Development Corp. RB,
   15,100       Series 1985A (LOC - Mizuho Corporate
                Bank Ltd.)                                           2.86      12/01/2005        15,100
    4,400       Series 1985B (LOC - Mizuho Corporate
                Bank Ltd.)                                           2.86      12/01/2005         4,400
             Red River Education Finance Corp. RB,
   12,000       Series 2001                                          2.75       3/01/2031        11,676
    2,500       Series 2004 (LOC - Allied Irish Banks plc)           2.10      12/01/2034         2,416

             VIRGINIA (0.3%)
    3,750    Peninsula Ports Auth. Coal Terminal RB,
                Series 2003                                          3.30      10/01/2033         3,732

             WISCONSIN (0.3%)
    3,000    Health and Educational Facilities Auth. RB,
                Series 2004 (LOC - Citibank, N.A.)                   5.00       1/01/2034         3,174

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             WYOMING (1.2%)
  $15,000    Lincoln County PCRB, Series 1991                        3.40%      1/01/2016    $   14,770
                                                                                             ----------
             Total put bonds (cost: $344,937)                                                   344,076
                                                                                             ----------
             PERIODIC AUCTION RESET BONDS (3.0%)

             CALIFORNIA (1.0%)
             Statewide Communities Development
                Auth. COP, SAVRS,
    9,800       Series 1998 (INS)                                    4.25      12/01/2028         9,800
      100       Series 1999 (INS)                                    4.10       5/15/2029           100
    1,950       Series TJT5 (INS)                                    4.00       5/15/2029         1,950
      300       Series TMG9 (INS)                                    3.99       5/15/2029           300

             FLORIDA (1.7%)
   12,050    Brevard County Health Facilities Auth. RB,
                SAVRS, Series 1998 (INS)                             4.35      12/01/2028        12,050
    8,550    Volusia County IDA RB, SAVRS,
                Series 1998 (INS)                                    4.35      12/01/2028         8,550

             KENTUCKY (0.3%)
    4,000    Economic Development Finance Auth. RB,
                SAVRS, Series 1998 (INS)                             4.35      12/01/2028         4,000
                                                                                             ----------
             Total periodic auction reset bonds (cost: $36,750)                                  36,750
                                                                                             ----------
             VARIABLE-RATE DEMAND NOTES (24.6%)

             ALABAMA (1.6%)
   19,900    McIntosh IDRB, Series 1998D                             3.10       7/01/2028        19,900

             ARKANSAS (0.4%)
    5,175    Texarkana IDRB, Series 1991                             4.00       3/01/2021         5,175

             CALIFORNIA (0.1%)
    1,300    State GO, Series 2004B-2
                (LOC - Citibank, N.A.; National Australia
                Bank, Ltd.; State Street Bank & Trust Co.)           2.78       5/01/2034         1,300

             COLORADO (2.1%)
   25,000    Educational and Cultural Facilities Auth. RB,
                Series 2005 (LOC - Western Corp.
                Federal Credit Union)                                2.85       9/01/2035        25,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             DELAWARE (1.4%)
  $ 6,600    Economic Development Auth. IDA RB,
                Series 1984                                          2.88%     12/01/2014    $    6,600
   10,100    Economic Development Auth. RB,
                Series 1999A                                         2.88       7/01/2024        10,100

             GEORGIA (0.7%)
    4,100    Hapeville IDA RB, Series 1985
                (LOC Bank of America, N.A.)                          2.82      11/01/2015         4,100
    4,000    La Grange Development Auth. RB,
                Series 1989                                          3.10      10/01/2012         4,000

             IDAHO (1.6%)
   19,885    American Falls Reservoir District RB,
                Series 2000                                          3.13       2/01/2025        19,885

             ILLINOIS (0.0%)(d)
      215    West Frankfort Commercial Redevelopment RB              5.23       4/01/2007           215

             INDIANA (0.4%)
    1,945    Huntington Economic Development RB,
                Series 1998 (LOC - Wells Fargo Bank, N.A.)           2.86      12/01/2025         1,945
    2,500    St. Joseph County Economic Development RB,
                Series 2002 (LOC - Wells Fargo Bank, N.A.)           2.86       6/01/2022         2,500

             IOWA (0.6%)
    1,885    Finance Auth. RB, Series 1999
                (LOC - Wells Fargo Bank, N.A.)                       2.86       2/01/2019         1,885
    5,000    Storm Lake Higher Education Facilities RB,
                Series 2000 (LIQ)                                    2.91      11/01/2015         5,000

             KENTUCKY (1.0%)
   12,080    Economic Development Finance Auth. RB,
                Series 1998 (LIQ)(INS)                               2.93       8/01/2018        12,080

             LOUISIANA (2.4%)
    3,000    East Baton Rouge Parish PCRB, Series 1993               2.79       3/01/2022         3,000
   12,600    Public Facilities Auth. MFH RB,
                Series 1991 (NBGA)                                   3.25       7/01/2007        12,600
             Public Facilities Auth. RB,
   12,000       Series 1999 (LOC - Hibernia National Bank)           3.05       9/01/2028        12,000
    1,110       Series 2001B (LOC - Hibernia National Bank)          3.25       7/01/2023         1,110

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             MICHIGAN (1.8%)
  $ 7,300    Job Development Auth. PCRB, Series 1985
                (LOC - Sumitomo Mitsui Banking Corp.)                5.20%     10/01/2008    $    7,300
   14,200    Strategic Fund PCRB, Series 1985                        5.45      12/01/2008        14,200

             MISSOURI (0.6%)
    5,003    Branson Creek Community Improvement
                District Special Assessment Bonds,
                Series 2002 (LOC - Regions Bank)                     3.02       3/01/2022         5,003
    2,600    St. Louis Port Auth. IDRB, Series 1989
                (LOC - Banco Nazionale del Lavoro S.p.A.)            3.09       6/01/2006         2,600

             NEW HAMPSHIRE (0.4%)
    4,620    Business Finance Auth. RB,
                Series 2005A (LOC - Banknorth, N.A.)                 2.81       5/01/2035         4,620

             NEW YORK (1.2%)
   14,700    New York City IDA, Fiscal 2004A, Floater
                Certificates, Series 2004-921 (LIQ)(c)               2.95       5/01/2029        14,700

             OHIO (1.4%)
    9,700    Air Quality Development Auth. RB,
                Series 1995B                                         2.95       9/01/2030         9,700
    7,825    Marion County RB, Series 2002
                (LOC - Sky Bank)                                     3.25       9/01/2024         7,825

             OKLAHOMA (1.0%)
   11,700    Tulsa Industrial Auth. RB,
                Series 2000 (NBGA)(c)                                2.91      11/01/2030        11,700

             PENNSYLVANIA (0.7%)
    9,100    Berks County IDA RB, Series 1982 (NBGA)                 3.60       7/01/2016         9,100

             TENNESSEE (0.3%)
    3,500    Hamilton County IDRB, Series 1985
                (LOC - Mizuho Corporate Bank Ltd.)                   2.93      11/01/2005         3,500

             TEXAS (0.8%)
   10,400    Alamo Heights Higher Education Facility RB,
                Series 1999A (LOC - JPMorgan Chase
                Bank, N.A.)                                          2.85       4/01/2019        10,400

             VERMONT (0.2%)
    2,185    Educational and Health Buildings Financing
                Agency RB, Series 2004B
                (LOC - SunTrust Bank)(INS)                           2.88       1/01/2019         2,185

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                          COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             WEST VIRGINIA (0.2%)
  $ 3,100    Monongalia County Commercial Development
                RB, Series 2004 (LOC - U.S. Bank, N.A.)              2.85%     12/01/2012    $    3,100

             WISCONSIN (0.6%)
    6,800    Sheboygan PCRB, Series 1984                             2.70       8/01/2014         6,800

             WYOMING (3.1%)
   22,485    Converse County PCRB, Series 1992                       3.12      12/01/2020        22,485
             Sweetwater County PCRB,
    9,335       Series 1992A                                         3.12      12/01/2020         9,335
    6,305       Series 1992B                                         3.12      12/01/2020         6,305
                                                                                             ----------
             Total variable-rate demand notes (cost: $299,253)                                  299,253
                                                                                             ----------

             TOTAL INVESTMENTS (COST: $1,200,877)                                            $1,208,292
                                                                                             ==========

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at September 30, 2005, was $7,777,000, which represented 0.6% of the Fund's net assets.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (d) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $1,200,877)    $1,208,292
   Receivables:
      Capital shares sold                                                               978
      Interest                                                                        9,940
                                                                                 ----------
         Total assets                                                             1,219,210
                                                                                 ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                         1,662
      Dividends on capital shares                                                       907
   Accrued management fees                                                              324
   Accrued transfer agent's fees                                                          3
   Bank overdraft                                                                        29
   Other accrued expenses and payables                                                   51
                                                                                 ----------
         Total liabilities                                                            2,976
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $1,216,234
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $1,210,261
   Accumulated net realized loss on investments                                      (1,442)
   Net unrealized appreciation of investments                                         7,415
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $1,216,234
                                                                                 ==========
   Capital shares outstanding                                                       114,127
                                                                                 ==========
   Authorized shares of $.01 par value                                              190,000
                                                                                 ==========
   Net asset value, redemption price, and offering price per share               $    10.66
                                                                                 ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                        $22,838
                                                                          -------
EXPENSES
   Management fees                                                          2,035
   Administration and servicing fees                                          933
   Transfer agent's fees                                                      280
   Custody and accounting fees                                                108
   Postage                                                                     38
   Shareholder reporting fees                                                  14
   Directors' fees                                                              4
   Registration fees                                                           20
   Professional fees                                                           25
   Other                                                                       13
                                                                          -------
      Total expenses                                                        3,470
   Expenses paid indirectly                                                   (14)
                                                                          -------
      Net expenses                                                          3,456
                                                                          -------
NET INVESTMENT INCOME                                                      19,382
                                                                          -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized loss:                                                         (30)
   Change in net unrealized appreciation/depreciation                      (2,276)
                                                                          -------
      Net realized and unrealized loss                                     (2,306)
                                                                          -------
   Increase in net assets resulting from operations                       $17,076
                                                                          =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2005

                                                            9/30/2005        3/31/2005
                                                           ---------------------------
FROM OPERATIONS

   Net investment income                                   $   19,382       $   34,920
   Net realized loss on investments                               (30)          (1,171)
   Change in net unrealized depreciation of investments        (2,276)         (24,723)
                                                           ---------------------------
      Increase in net assets resulting from operations         17,076            9,026
                                                           ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (19,382)         (34,920)
                                                           ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  119,733          360,978
   Dividend reinvestments                                      15,262           27,641
   Cost of shares redeemed                                   (199,289)        (438,451)
                                                           ---------------------------
      Decrease in net assets from capital
         share transactions                                   (64,294)         (49,832)
                                                           ---------------------------
   Net decrease in net assets                                 (66,600)         (75,726)

NET ASSETS
   Beginning of period                                      1,282,834        1,358,560
                                                           ---------------------------
   End of period                                           $1,216,234       $1,282,834
                                                           ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 11,211           33,492
   Shares issued for dividends reinvested                       1,428            2,572
   Shares redeemed                                            (18,659)         (40,753)
                                                           ---------------------------
      Decrease in shares outstanding                           (6,020)          (4,689)
                                                           ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                3. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                   by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

             D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                - Delivery and payment for securities that have been purchased by

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2005, the Fund had no outstanding delayed-delivery or when-issued commitments.

             E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $14,000.

             F. INDEMNIFICATIONS - Under the Company's organizational
                documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

             G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2005, the Fund paid CAPCO facility fees of $1,000, which represents 1.4% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2006, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2005, the Fund had capital loss carryovers

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         of $1,175,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2013, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

     CAPITAL LOSS CARRYOVERS
---------------------------------
  EXPIRES                BALANCE
-----------            ----------
    2009               $   85,000
    2012                  149,000
    2013                  941,000
                       ----------
               Total   $1,175,000
                       ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         September 30, 2005, were $35,985,000 and $60,130,000, respectively.

         The cost of securities, including short-term securities, at September 30, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2005, were $11,248,000 and $3,833,000, respectively, resulting in net unrealized appreciation of $7,415,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                       AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/- 0.20% to 0.50%                         +/- 0.04%
+/- 0.51% to 1.00%                         +/- 0.05%
+/- 1.01% and greater                      +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the six-month period ended September 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $2,035,000, which included a performance adjustment of $294,000 that increased the base management fee of 0.28% by 0.05%.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $933,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2005, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $280,000.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                              PERIOD ENDED
                                              SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                                             --------------------------------------------------------------------------------
                                                   2005           2005          2004         2003          2002          2001
                                             --------------------------------------------------------------------------------
Net asset value at beginning of period       $    10.68     $    10.88    $    10.87   $    10.65    $    10.69    $    10.46
                                             --------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            .17            .28           .28          .35           .42           .48
   Net realized and unrealized gain (loss)         (.02)          (.20)          .01          .22          (.04)          .23
                                             --------------------------------------------------------------------------------
Total from investment operations                    .15            .08           .29          .57           .38           .71
                                             --------------------------------------------------------------------------------
Less distributions:
   From net investment income                      (.17)          (.28)         (.28)        (.35)         (.42)         (.48)
                                             --------------------------------------------------------------------------------
Net asset value at end of period             $    10.66     $    10.68    $    10.88   $    10.87    $    10.65    $    10.69
                                             ================================================================================
Total return (%)*                                  1.38            .75          2.73         5.44          3.60          7.00
Net assets at end of period (000)            $1,216,234     $1,282,834    $1,358,560   $1,254,255    $1,147,291    $1,024,143
Ratio of expenses to average
   net assets (%)**(b)                              .56(a)         .55           .56          .54           .48           .38
Ratio of net investment income to
   average net assets (%)**                        3.12(a)        2.60          2.60         3.25          3.90          4.60
Portfolio turnover (%)                             4.29           7.75         22.13        14.14         20.67         19.43

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2005, average net assets were $1,240,048,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                   (.00%)+        (.00%)+       (.00%)+      (.01%)        (.02%)           -
    + Represents less than 0.01% of average net assets.

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING              ENDING             DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE         APRIL 1, 2005 -
                                    APRIL 1, 2005      SEPTEMBER 30, 2005     SEPTEMBER 30, 2005
                                    ------------------------------------------------------------
Actual                                $1,000.00            $1,013.80                $2.81
Hypothetical
   (5% return before expenses)         1,000.00             1,022.28                 2.82

         *Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.38% for the six-month period of April 1, 2005, through September 30, 2005.

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and was below the median of its expense universe. The data indicated that the Fund's total expense ratio was the median of its expense group

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         and was below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the relatively small universe of fixed-income funds that currently have breakpoints in their advisory fee. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank & Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39592-1105                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.